Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of the WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of the management. If the current corporate structure of the Company or the Contractual Arrangements are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

The Company has not provided for deferred income tax liabilities on the PRC entities’ undistributed earnings of as of December 31, 2020 and 2019, respectively, because the Company controls the timing of the undistributed earnings and it is probable that such earnings will not be distributed. The Company plans to reinvest those earnings in the PRC indefinitely in the foreseeable future.

Lease commitments

The Company has three non-cancellable operating lease agreements for three office units. These office units have lease terms expiring in December 2021, June 2021 and July 2022 with a monthly rental of approximately $14,000, $300 and $1,900, respectively.

The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2020 are as follows:

Twelve months ending December 31,	Minimum lease payment
2021	$190,650
2022	14,513
Total minimum payments required	$205,163

Rent expense for the years ended December 31, 2020 and 2019 was $182,253 and $209,761, respectively.

Coronavirus (“COVID-19”)

Beginning in late 2019, the COVID-19 (coronavirus) pandemic surfaced in Wuhan, China. The pandemic quickly spread to many provinces, autonomous regions, and cities all over China and eventually throughout the world. To prevent and control the spread of the pandemic, the Chinese governments issued administrative orders to impose travel and public gathering restrictions as well as to work from home and self-quarantine.

At the same time, COVID-19 has caused a decrease in consumer demand for goods and services in the market. In addition, the circulation of production factors such as raw materials and labor has been hindered during the outbreak of the pandemic. Normal business activities such as logistics, production, sales, travel and business meetings have been severely disrupted due to the pandemic and restrictions imposed by the government. Enterprises have stopped production or reduced production, and social and economic activities have been adversely affected during the pandemic. Our offices located in Hong Kong and China were closed for the Lunar New Year Holiday Break of 2020, and remained closed as a result of the outbreak until early March 2020. All those offices are now open and resumed ordinary operations.

Our business, financial condition, and results of operations have been adversely affected by COVID-19 as our net revenues and net income decreased during the first half of 2020. Starting in July 2020, our revenues and net income recovered as individuals and entities resumed their business activities which were delayed or postponed due to COVID-19. However, the results of operations for 2021 are still uncertain and may be adversely impacted by any further outbreak or resurgence of the COVID-19 pandemic. The potential impact to our results of operations will also depend on future developments and new information that may emerge regarding COVID-19 and the actions taken by governmental authorities and other entities to contain COVID-19 and/or mitigate its impact, almost all of which are beyond our control. Due to the significant uncertainties surrounding the pandemic and actions that might be taken by governmental authorities, the extent of the future business disruption and the related financial impact on our business cannot be reasonably estimated at this time.